Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Principal Changes in Scope of Consolidation (Details)
$ / shares in Units, € in Millions, $ in Millions
		6 Months Ended			12 Months Ended
		Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 27, 2023 USD ($) $ / shares	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition | €	[1]	€ 2,465		€ 977	€ 992
Provention Bio
Disclosure of detailed information about business combination [line items]
Investments, ownership percentage							3.00%
Future royalties receivable, value							$ 210
Provention Bio
Disclosure of detailed information about business combination [line items]
Purchase price per share (in USD per share) | $ / shares						$ 25.00	$ 25.00
Cash transferred							$ 2,800
Equity interest in acquiree held before acquisition date						$ 68
Consideration transferred, acquisition-date fair value						2,806
Identifiable intangible assets recognised as of acquisition date						$ 2,839
Net cash flow on acquisition			$ 2,722

[1]	For the six months ended June 30, 2023, this line item includes the net cash outflow arising from the acquisition of Provention Bio Inc. (see Note B.1.1.). For the six months ended June 30, 2022 and the year ended December 31, 2022, it includes the net cash outflow arising from the acquisition of Amunix.